As filed with the Securities and Exchange Commission on [date]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09607
                                                     ---------

                              FAIRHOLME FUNDS, INC.
                              ---------------------
               (Exact name of registrant as specified in charter)

                         4400 BISCAYNE BLVD., 9TH FLOOR
                                 MIAMI, FL 33137
                                 ---------------
               (Address of principal executive offices) (Zip code)

                         U.S. BANCORP FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                               MILWAUKEE, WI 53202
                               -------------------
                     (Name and address of agent for service)

                                 1-866-202-2263
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: NOVEMBER 30
                         -----------

Date of reporting period: NOVEMBER 30, 2008
                          -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

--------------------------------------------------------------------------------

                               THE FAIRHOLME FUND
                       A NO-LOAD CAPITAL APPRECIATION FUND

                                      FAIRX
                                    FAIRHOLME
                                IGNORE THE CROWD.

                                  ANNUAL REPORT
                            FOR THE FISCAL YEAR ENDED
                                NOVEMBER 30, 2008

                               FAIRHOLMEFUNDS.COM
                                  866.202.2263

--------------------------------------------------------------------------------

                     VALUE OF $10,000 INVESTED AT INCEPTION
                       THE FAIRHOLME FUND VS. THE S&P 500

                                  [LINE GRAPH]

                      Date       Fairholme Fund      S&P 500
                   ----------    --------------    -----------
                   12/29/1999      $ 10,000.00     $ 10,000.00
                    2/29/2000      $  9,330.00     $  9,354.90
                    5/31/2000      $ 11,210.00     $  9,756.71
                    8/31/2000      $ 11,950.00     $ 10,452.20
                   11/30/2000      $ 13,550.00     $  9,081.31
                    2/28/2001      $ 15,032.80     $  8,587.93
                    5/31/2001      $ 15,124.53     $  8,727.05
                    8/31/2001      $ 15,277.40     $  7,903.01
                   11/30/2001      $ 15,277.40     $  7,971.25
                    2/28/2002      $ 15,917.34     $  7,770.93
                    5/31/2002      $ 16,636.19     $  7,518.53
                    8/31/2002      $ 15,619.53     $  6,480.90
                   11/30/2002      $ 15,547.64     $  6,654.93
                    2/28/2003      $ 14,423.93     $  6,008.35
                    5/31/2003      $ 16,475.61     $  6,912.36
                    8/31/2003      $ 17,118.06     $  7,262.91
                   11/30/2003      $ 18,734.53     $  7,659.10
                    2/29/2004      $ 20,989.91     $  8,322.80
                    5/31/2004      $ 20,450.91     $  8,179.26
                    8/31/2004      $ 21,352.70     $  8,094.97
                   11/30/2004      $ 23,177.01     $  8,643.79
                    2/28/2005      $ 24,545.46     $  8,903.57
                    5/31/2005      $ 25,247.37     $  8,853.04
                    8/31/2005      $ 26,685.62     $  9,111.41
                   11/30/2005      $ 27,079.31     $  9,373.69
                    2/28/2006      $ 28,569.84     $  9,651.35
                    5/31/2006      $ 30,034.96     $  9,617.68
                    8/31/2006      $ 30,330.17     $  9,920.69
                   11/30/2006      $ 32,145.17     $ 10,707.77
                    2/28/2007      $ 32,223.44     $ 10,806.58
                    5/31/2007      $ 35,927.03     $ 11,809.67
                    8/31/2007      $ 35,150.83     $ 11,422.11
                   11/30/2007      $ 35,816.15     $ 11,534.51
                    2/29/2008      $ 36,241.64     $ 10,417.64
                    5/31/2008      $ 38,021.41     $ 11,018.71
                    8/31/2008      $ 36,082.93     $ 10,149.73
                   11/30/2008      $ 23,749.21     $  7,140.57

The chart above covers the period from inception of the Fund (December 29, 1999) to the end of the most recent fiscal year (November 30, 2008).

The following notes pertain to the chart above as well as the perfomance table included in the Management Discussion that follows. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. Any questions you have, including obtaining the latest month-end performance, can be answered by calling the Fund at 1-866-202-2263.

Data for both the S&P 500 Index and the Fund are presented assuming all dividends have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

THE FAIRHOLME FUND
================================================================================
                                                      PORTFOLIO MANAGERS' REPORT
                                            For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

THIS PORTFOLIO MANAGER'S REPORT IS BASED ON CALENDAR YEAR PERFORMANCE AND PRECEDES A MORE FORMAL MANAGEMENT DISCUSSION AND ANALYSIS. OPINIONS OF THE PORTFOLIO MANAGER ARE INTENDED AS SUCH, AND NOT AS STATEMENTS OF FACT REQUIRING ATTESTATION. ALL REFERENCES TO PORTFOLIO INVESTMENTS ARE AS OF THE LATEST PUBLIC FILING OF THE FUND'S HOLDINGS AT THE TIME OF PUBLICATION.

MUTUAL FUND INVESTING INVOLVES RISKS INCLUDING LOSS OF PRINCIPAL. PERFORMANCE INFORMATION QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUES OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE INFORMATION QUOTED WITHIN. THE FUND IMPOSES A 2.00% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE DATA DOES NOT REFLECT THE REDEMPTION FEE, WHICH IF IMPOSED, WOULD REDUCE RETURNS. ANY QUESTIONS YOU HAVE REGARDING THE LATEST MONTH-END PERFORMANCE CAN BE OBTAINED BY CALLING SHAREHOLDER SERVICES AT 1-866-202-2263 OR BY VISITING THE FUND'S WEBSITE AT WWW.FAIRHOLMEFUNDS.COM. ADDITIONAL INFORMATION REGARDING THE RISKS OF INVESTING IN THE FUND MAY BE FOUND IN THE FUND'S CURRENT PROSPECTUS. THE S&P 500 INDEX IS A BROAD BASED UNMANAGED INDEX OF 500 STOCKS, WHICH IS WIDELY RECOGNIZED AS REPRESENTATIVE OF THE EQUITY MARKET IN GENERAL. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX. PLEASE REFER TO THE BACK COVER OF THIS DOCUMENT FOR ADDITIONAL IMPORTANT DISCLOSURES.

January 21, 2009

To the Shareholders and Directors of the Fairholme Fund:

Below is a comparison of the Fund's unaudited performance (after expenses) with that of the Standard and Poor's 500 Index (before expenses) both with dividends reinvested, for the period ended December 31, 2008:

                                                                        SINCE
PERFORMANCE                       SIX      ONE      THREE    FIVE     INCEPTION
TO 12/31/08                      MONTHS    YEAR     YEARS   YEARS    12/29/1999
-----------                      ------   ------   ------   ------   ----------
The Fairholme Fund (Cumulative)  -25.29%  -29.70%   -7.81%   31.00%    153.92%
S&P 500 Index (Cumulative)       -28.48%  -37.00%  -23.04%  -10.47%    -27.83%
The Fairholme Fund (Annualized)           -29.70%   -2.67%    5.55%     10.90%
S&P 500 Index (Annualized)                -37.00%   -8.36%   -2.19%     -3.56%

The Fund's Expense Ratio is 1.01%.

THE FAIRHOLME FUND
================================================================================
                                          PORTFOLIO MANAGERS' REPORT (Continued)
                                            For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

The Fund's unaudited 2008 calendar-year decline of 29.70% was less than the S&P 500's decline of 37.00%. For the past five years, the Fund gained 31.00% versus a loss of 10.47% for the S&P 500. Since the Fairholme Fund's start, about nine years ago, the Fund has appreciated 10.90% per annum compared to a depreciation of 3.56% per annum for the S&P 500. Thus, every $10,000 invested in The Fairholme Fund from inception has grown to $25,392 while every $10,000 invested in the S&P 500 Index for the same period has shrunk to $7,217. Outperforming the S&P 500 is of little comfort with poor absolute returns.

In our December 31, 2007 letter, we expected "high profile restructurings and continued stress" and looked forward to planting "seeds of greatness [that] are planted during the worst of times and reaped after storms pass." In 2008, we got our wish.

Failing financial institutions and threats of systemic meltdown created unprecedented losses and volatility. Investors sold the good with the bad to raise necessary cash. Prices for high-quality companies tumbled, if for no other reason than their public ownership. The Chicago Board Options Exchange Volatility Index, a widely followed index of market volatility, quadrupled with S&P 500 index losses not seen since the 1970's or The Great Depression.

History has shown that it pays to be selectively bullish when most are indiscriminately bearish. Therefore, as the crowd sold, we bought common stocks of essential health care, defense and infrastructure-related companies and, in some cases, senior bonds related to those stocks. Health care spending is 17% of GDP, 23% of the federal budget, a significant portion of state budgets, and bound to increase with an aging population.(1) Based on budgets calculated by Uncle Sam, Fairholme analysts estimated that the U.S. spent 7% of GDP and 33% of the federal budget on defense.(2) We believe President Obama will spend hundreds of billions more to modernize credit markets, health care, homeland security, and infrastructure.

Today, portfolio companies generate free cash of more than 12% of year-end market values versus U.S. Treasuries' naught to 3%.(3) We are bullish on America.

Thank you for your continued support and trust,

FAIRHOLME CAPITAL MANAGEMENT, LLC

----------
(1) Department of Health & Human Services, Centers for Medicare and Medicaid Services (www.cms.hhs.gov).

(2) Figures are based on Fairholme's analysis of budget estimates from the Office of Management and Budget.

(3) The Manager defines free cash flow as the cash a company would generate annually from operations after cash outlays necessary to maintain the business in its current condition.

THE FAIRHOLME FUND
================================================================================
                                                MANAGEMENT DISCUSSION & ANALYSIS
                                     For the Fiscal Year Ended November 30, 2008
--------------------------------------------------------------------------------

At November 30, 2008, the end of the Fund's 2008 fiscal year, the audited net asset value (NAV) attributable to the 319,600,053 shares outstanding of The Fairholme Fund (the "Fund") was $20.95 per share. This compares with an unaudited net asset value of $33.54 per share at May 31, 2008, and an audited net asset value of $32.30 per share at November 30, 2007, the end of the Fund's 2007 fiscal year. At December 31, 2008, the unaudited net asset value was $21.84 per share. Performance figures below are shown as of the end of the Fund's 2008 fiscal year and do not match the unaudited 2008 calendar year figures cited in the Portfolio Manager's report.

                        SIX          ONE         THREE        FIVE         SINCE
                       MONTHS        YEAR        YEARS        YEARS      INCEPTION
                        ENDED        ENDED       ENDED        ENDED      12/29/1999
                     11/30/2008   11/30/2008   11/30/2008   11/30/2008   TO 11/30/08
                     ----------   ----------   ----------   ----------   -----------
The Fairholme Fund
   (Cumulative)        -37.54%      -33.69%      -12.30%      26.77%       137.49%
S&P 500 Index
   (Cumulative)        -35.20%      -38.09%      -23.82%      -6.77%       -28.59%

The Fairholme Fund
   (Annualized)                     -33.69%       -4.28%       4.86%        10.18%
S&P 500 Index
   (Annualized)                     -38.09%       -8.67%      -1.39%        -3.70%

At fiscal year-end, the Fund underperformed the S&P 500 by 2.3 percentage points during the last half of the fiscal year and outperformed the S&P 500 by 4.4 percentage points during the entire fiscal year. From inception, the Fund outperformed the S&P 500 Index by 13.9 percentage points per annum or, on a cumulative basis, 166.1 percentage points over 8 years and 11 months.

In the opinion of Fairholme Capital Management, the Fund's "Manager," performance over short intervals is likely to be less meaningful than a comparison of longer periods. Further, shareholders should note that the S&P 500 Index is an unmanaged index incurring no fees, expenses, or tax effects and is shown solely to compare the Fund's performance to that of an unmanaged and diversified index of 500 large corporations.

The following charts show the top ten disclosed holdings and top ten disclosed holdings' categories of the Fund at fiscal year-end, listed by their percentage of the Fund's net assets. Portfolio holdings are subject to change without notice.

THE FAIRHOLME FUND
================================================================================
                                    MANAGEMENT DISCUSSION & ANALYSIS (Continued)
                                     For the Fiscal Year Ended November 30, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS*
                                (% OF NET ASSETS)

Pfizer, Inc.                                                             18.72%
Sears Holdings Corp.                                                      6.08%
Forest Laboratories, Inc.                                                 5.98%
Canadian Natural Resources Ltd.                                           5.13%
WellPoint, Inc.                                                           4.82%
Boeing Co.                                                                4.64%
Northrop Grumman Corp.                                                    4.61%
UnitedHealth Group, Inc.                                                  4.54%
The St. Joe Co.                                                           3.81%
Humana, Inc.                                                              3.41%
                                                                         -----
                                                                         61.74%
                                                                         =====

--------------------------------------------------------------------------------

                               TOP TEN CATEGORIES
                                (% OF NET ASSETS)

Pharmaceuticals                                                          24.70%
Managed Health Care                                                      14.76%
Aerospace & Defense                                                      12.54%
Cash and Cash Equivalents**                                               8.49%
Retail Department Stores                                                  6.15%
Commercial Services & Supplies                                            5.60%
Oil and Gas Producers                                                     5.13%
Miscellaneous                                                             4.44%
Real Estate Operations                                                    3.81%
Consumer Finance                                                          3.49%
                                                                         -----
                                                                         89.11%
                                                                         =====

--------------------------------------------------------------------------------

 *    Excludes cash, money market funds and U.S. Treasury bills

**    Includes money market funds and U.S. Government and Agency Obligations

During the last six months of the 2008 fiscal year, the Fund initiated positions in securities of the following disclosed corporations:

                                  COMMON STOCKS
--------------------------------------------------------------------------------
Boeing Co.
Fortescue Metals Group Ltd.
General Dynamics Corp.
Hertz Global Holdings, Inc.
Humana, Inc.
Jefferies Group, Inc.
Northrop Grumman Corp.
Spirit Aerosystems Holdings, Inc.
UnitedHealth Group, Inc.

                               ASSET-BACKED NOTES
--------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 10.75%, 04/06/2015
AmeriCredit Automobile Receivables Trust 13.15%, 04/06/2015

                                 CORPORATE BONDS
--------------------------------------------------------------------------------
Sears Roebuck Acceptance Corp. 6.25%, 05/01/2009
The Hertz Corp. 8.875%, 01/01/2014
United Rentals, Inc. 6.500%, 11/15/2013

                          FLOATING RATE LOAN INTERESTS
--------------------------------------------------------------------------------
WellCare Tranche Loan 5.500%, 05/13/2009

THE FAIRHOLME FUND
================================================================================
                                    MANAGEMENT DISCUSSION & ANALYSIS (Continued)
                                     For the Fiscal Year Ended November 30, 2008
--------------------------------------------------------------------------------

Common stock evidences ownership of a corporation. Asset-backed notes are notes backed by specific types of assets, such as loan paper or accounts receivable. Corporate bonds are debt instruments issued by corporations. Loan participations and assignments are investments in which the Fund acquires some or all of the interest in a loan to a corporate borrower made by a bank or other lending institution.

Boeing, General Dynamics and Northrop Grumman provide military and commercial vehicular and related systems; Fortescue mines iron ore in Australia; Hertz rents cars and industrial equipment; Humana, United Health and WellCare provide managed care services and health insurance to governments and corporations; Jefferies provides investment banking and broker/dealer services; Spirit provides military and commercial aircraft components; AmeriCredit lends to "sub-prime" buyers of new and used autos; Sears retails soft and hard goods, and provides related services. Information about each corporation can be found on the corporation's website and at www.sec.gov.

The Fund also increased and decreased existing portfolio holdings. Such changes may not appear obvious due to additions or withdrawals of capital by Fund share purchases or redemptions.

During the last six months of the fiscal year, the Fund materially disposed of common stock holdings in the following corporations:

      Berkshire Hathaway, Inc.
      Daily Journal Corp.
      HomeFed Corp.
      IDT Corp.
      Mohawk Industries, Inc.
      Mueller Water Products Inc.
      Mylan Laboratories, Inc.
      USG Corp.

Not all dispositions or additions to the portfolio are material, and, while the Fund and its Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Fund's Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular corporation and its industry, and not on short-term price movements. However, certain strategies of the Manager in carrying out the Fund's investment policies may result in shorter holding periods. Investors are further cautioned not to rely on short-term results, both with respect to profits and losses on any individual investment in the Fund, as well as with respect to Fund shares themselves.

THE FAIRHOLME FUND
================================================================================
                                    MANAGEMENT DISCUSSION & ANALYSIS (Continued)
                                     For the Fiscal Year Ended November 30, 2008
--------------------------------------------------------------------------------

There were no securities whose market value increases significantly affected the Fund's overall portfolio value (including realized and unrealized gains) for the last six months of the fiscal year.

Securities whose declines significantly affected the Fund's overall portfolio value (including realized and unrealized losses) for the last six months of the fiscal year included common stock holdings in the following corporations:

      Boeing Co.
      Canadian Natural Resources Ltd.
      Dish Network Corp.
      Forest Labs, Inc.
      Leucadia National Corp.
      Pfizer, Inc.
      Sears Holding Corp.
      UnitedHealth Group, Inc.
      WellCare Health Plans, Inc.
      Wellpoint, Inc.

In the opinion of the Fund's Manager, the depressed state of both the credit markets and the economy had a bearing on the declining market values of the above securities. The Fund's Manager also believes that company specific factors had a bearing on the short-term market declines in DISH (relatively poor subscriber growth) and WellCare (ongoing, criminal investigation), although other unmentioned factors may have also contributed to the declining market prices.

The fact that securities decline in value does not always indicate that the Manager believes these securities to be less attractive -- in fact, the Manager believes that some price declines present buying opportunities. However, shareholders are cautioned that it is possible that some securities mentioned in this discussion may no longer be owned by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund's general policy not to disclose portfolio holdings other than when required by relevant law or regulation.

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities and the Fund may invest a significant portion of its assets in liquid, low-risk securities or cash. The Fund's Manager views such liquidity as a strategic asset and may invest a significant portion of its cash and liquid assets in other more risky securities at any time, particularly under situations where markets are weak or a particular industry's securities decline sharply. At fiscal year-end, the Fund's liquidity (consisting of cash, money-market funds, and U.S. Treasury bills) represented 8.49% of the Fund's net assets. It should be noted that since inception, the Fund has held, on average, a significant percentage of assets in liquid low-risk

THE FAIRHOLME FUND
================================================================================
                                    MANAGEMENT DISCUSSION & ANALYSIS (Continued)
                                     For the Fiscal Year Ended November 30, 2008
--------------------------------------------------------------------------------

securities or cash without, in the opinion of the Manager, negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by the Fund's liquidity.

The Fund's Management, Board, and Manager are aware that large cash inflows may adversely affect Fund performance. However, Management of the Fund, after consulting with the Fund's Manager, does not believe that inflows have negatively affected performance. To the contrary, the Manager believes that such cash inflows have helped the Fund make opportunistic investments. Management and the Board monitor cash inflows and outflows and intend, after consultation with the Fund's Manager, to take appropriate actions if they believe future performance is likely to be negatively impacted by net inflows. As of the date of this Annual report, no such actions are contemplated.

The Fund transacts in non-U.S. securities and securities of corporations domiciled outside of the United States. It is the intent of the Fund to have the Manager employ a consistent value-based investment philosophy, which may expose the Fund to risk of adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund's Statement of Additional Information.

The Fund is also considered to be "non-diversified" under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund can invest greater percentage of its assets in fewer securities than a diversified fund. The Fund may also have a greater percentage of its assets invested in particular industries than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single corporation.

The independent Directors of the Board continue to believe that it is in the best interests of the Fund's shareholders to have Mr. Berkowitz serve as Chairman of the Board given his experience, commitment, and significant personal investment in the Fund; the present constitution of the Fund's Board and policies; and current rules and regulations. At fiscal year-end, a majority of the Board is by statute independent of the Manager, no stock option or restricted stock plans exist, Officers receive no direct compensation from the Fund, and Directors affiliated with the Manager receive no compensation for being Directors.

The Officers and Directors (and their affiliates) of the Fund continue to have a significant and increasing personal stake in the Fund, holding an aggregate 3,042,000 shares at fiscal year-end. While there is no requirement that Officers and Directors own shares of the Fund, the Officers and Directors believe that such holdings help to align the interests of the Fund's Management and the Board with

THE FAIRHOLME FUND
================================================================================
                                    MANAGEMENT DISCUSSION & ANALYSIS (Continued)
                                     For the Fiscal Year Ended November 30, 2008
--------------------------------------------------------------------------------

those of the Fund's shareholders. Since inception, the Fund has been advised by Fairholme Capital Management. Certain Directors and Officers of Fairholme Funds, Inc. are also Members and Officers of Fairholme Capital Management, FCM Services, a wholly owned subsidiary of Fairholme Capital Management, or FCM Advisors, an entity owned by an Officer of the Fund. For more complete information about the Fund, or to obtain a current prospectus, please visit www.fairholmefunds.com or call 1-866-202-2263.

THE FAIRHOLME FUND
================================================================================
                                                                 EXPENSE EXAMPLE
                                                               November 30, 2008
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: direct costs, which may include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on shares redeemed within 60 days of purchase), and wire transfer fees. As a shareholder, you also incur indirect costs, such as the management fee paid to the Manager of the Fund.

The following example is intended to help you understand your indirect costs (also referred to as "ongoing costs" and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example below is based on an investment of $1,000 invested in the Fund at June 1, 2008 and held for the entire six month period ending November 30, 2008.

ACTUAL EXPENSES

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

THE FAIRHOLME FUND
================================================================================
                                                     EXPENSE EXAMPLE (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

Please note that the column titled "Expenses Paid During the Period" in the table below is meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, does not reflect any direct costs, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

                                                                        EXPENSES PAID
                                                                     DURING THE PERIOD*
                                   BEGINNING          ENDING            JUNE 1, 2008
                                 ACCOUNT VALUE     ACCOUNT VALUE          THROUGH
                                  JUNE 1, 2008   NOVEMBER 30, 2008    NOVEMBER 30, 2008
                                 -------------   -----------------   -------------------
Actual                             $1,000.00         $  624.60              $4.10
Hypothetical
   (5% return before expenses)     $1,000.00         $1,019.95              $5.10

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (37.54)% for the six-month period of June 1, 2008 to November 30, 2008.

THE FAIRHOLME FUND
================================================================================
                                                         SCHEDULE OF INVESTMENTS
                                                               November 30, 2008
--------------------------------------------------------------------------------

   SHARES                                                            VALUE
------------                                                    ----------------
               DOMESTIC EQUITY SECURITIES -- 70.65%

               AEROSPACE & DEFENSE -- 12.54%
   7,285,400      Boeing Co.                                    $   310,576,602
   2,278,100      General Dynamics Corp.                            117,709,427
   7,545,300      Northrop Grumman Corp.                            308,980,035
  11,344,600      Spirit Aerosystems Holdings, Inc. (a)             102,668,630
                                                                ---------------
                                                                    839,934,694
                                                                ---------------
               CAPITAL MARKETS -- 0.80%
   4,317,644      Jefferies Group, Inc.                              53,711,491
                                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.97%
  18,630,100      Hertz Global Holdings, Inc. (a)(b)                 65,019,049
   8,291,818      United Rentals, Inc. (a)(b)                        66,914,971
                                                                ---------------
                                                                    131,934,020
                                                                ---------------
               COMMUNICATIONS EQUIPMENT -- 0.12%
     468,105      EchoStar Corp. (a)                                  7,990,552
                                                                ---------------
               CONSUMER FINANCE -- 1.83%
  16,692,000      AmeriCredit Corp. (a)(b)                          122,686,200
                                                                ---------------
               DIVERSIFIED HOLDING COMPANIES -- 3.38%
  11,578,274      Leucadia National Corp.                           226,355,257
                                                                ---------------
               INDUSTRIAL VALVES -- 0.62%
   6,985,900      Mueller Water Products, Inc. Class B (b)           41,426,387
                                                                ---------------
               MANAGED HEALTH CARE -- 13.33%
   7,563,500      Humana, Inc. (a)                                  228,644,605
  14,467,300      UnitedHealth Group, Inc.                          303,957,973
   4,145,200      WellCare Health Plans, Inc. (a)(b)                 37,140,992
   9,067,300      WellPoint, Inc. (a)                               322,795,880
                                                                ---------------
                                                                    892,539,450
                                                                ---------------
               PAY TELEVISION SERVICES -- 1.47%
   8,864,006      DISH Network Corp. (a)                             98,213,188
                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

   SHARES                                                            VALUE
------------                                                    ----------------
               PHARMACEUTICALS -- 24.70%
  16,556,100      Forest Laboratories, Inc. (a)(b)              $   400,326,498
  76,283,000      Pfizer, Inc.                                    1,253,329,690
                                                                ---------------
                                                                  1,653,656,188
                                                                ---------------
               REAL ESTATE OPERATIONS -- 3.81%
   9,654,700      The St. Joe Co. (a)(b)                            254,980,627
                                                                ---------------
               RETAIL DEPARTMENT STORES -- 6.08%
  11,239,671      Sears Holdings Corp. (a)(b)                       407,438,074
                                                                ---------------
TOTAL DOMESTIC EQUITY SECURITIES
   (COST $7,104,267,466)                                          4,730,866,128
                                                                ---------------
               FOREIGN EQUITY SECURITIES -- 8.06%

               AUSTRALIA -- 0.85%
                  METAL MINING -- 0.85%
  42,452,337      Fortescue Metals Group Ltd. (a)                    57,350,717
                                                                ---------------
               CANADA -- 7.17%
                  OIL & GAS DRILLING -- 2.04%
  11,614,700      Ensign Energy Services, Inc. (b)                  136,731,672
                                                                ---------------
                  OIL & GAS PRODUCERS -- 5.13%
   8,300,200      Canadian Natural Resources Ltd.                   343,213,270
                                                                ---------------
TOTAL CANADA                                                        479,944,942
                                                                ---------------
               UNITED KINGDOM -- 0.04%

                  DIVERSIFIED FINANCIAL SERVICES -- 0.04%
   3,869,439      JZ Capital Partners Ltd.                            2,529,162
                                                                ---------------
TOTAL FOREIGN EQUITY SECURITIES
   (COST $786,355,720)                                              539,824,821
                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

 PRINCIPAL                                                           VALUE
------------                                                    ----------------
               ASSET BACKED SECURITIES -- 1.69%
$ 50,645,000      AmeriCredit Automobile Receivable Trust
                     10.750%, 04/06/2015 (Acquired 11/25/08,
                     Cost $44,166,846) (b)(c)                   $    44,167,504
  72,581,000      AmeriCredit Automobile Receivable Trust
                     13.150%, 04/06/2015 (Acquired 11/25/08,
                     Cost $69,026,679) (b)(c)                        69,024,531
                                                                ---------------
TOTAL ASSET BACKED SECURITIES
   (COST $113,227,304)                                              113,192,035
                                                                ---------------
               DOMESTIC CORPORATE BONDS -- 5.36%

               COMMERCIAL SERVICES & SUPPLIES -- 3.63%
 161,075,000      The Hertz Corp. 8.875%, 01/01/2014 (b)             83,154,969
  15,100,000      United Rentals, Inc. 6.500%, 02/15/2012 (b)        10,570,000
 248,686,000      United Rentals, Inc. 7.750%, 11/15/2013 (b)       149,211,600
                                                                ---------------
                                                                    242,936,569
                                                                ---------------
               CONSUMER FINANCE -- 1.66%
 152,024,000      AmeriCredit Corp. 8.500%, 07/01/2015 (b)          110,977,520
                                                                ---------------
               RETAIL DEPARTMENT STORES -- 0.07%
   5,000,000      Sears Roebuck Acceptance Corp.
                     6.250%, 05/01/2009 (b)                           4,703,525
                                                                ---------------
TOTAL DOMESTIC CORPORATE BONDS
   (COST $461,597,675)                                              358,617,614
                                                                ---------------
               FLOATING RATE LOAN INTERESTS -- 1.43%

               MANAGED HEALTH CARE -- 1.43%
  98,964,870      WellCare Traunche Loan
                     5.500%, 05/13/2009 (b)(d)                       95,995,924
                                                                ---------------
TOTAL FLOATING RATE LOAN INTERESTS
   (COST $95,908,576)                                                95,995,924
                                                                ---------------
               FOREIGN CORPORATE BONDS -- 0.02%
   3,000,000      FMG Finance Pty Ltd. 10.000%, 09/01/2013 (e)        1,680,000
                                                                ---------------
TOTAL FOREIGN CORPORATE BONDS
   (COST $1,862,424)                                                  1,680,000
                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

 PRINCIPAL                                                           VALUE
------------                                                    ----------------
               U.S. GOVERNMENT OBLIGATIONS -- 6.50%
$  5,100,000      T-Bill 0.08%, 12/04/2008 (f)                  $     5,099,966
  50,000,000      T-Bill 0.40%, 12/26/2008 (f)                       49,986,111
  50,000,000      T-Bill 0.65%, 01/02/2009 (f)                       49,971,111
  50,000,000      T-Bill 0.56%, 01/08/2009 (f)                       49,970,958
 100,000,000      T-Bill 0.17%, 01/15/2009 (f)                       99,978,675
  50,000,000      T-Bill 0.80%, 01/22/2009 (f)                       49,932,091
  30,000,000      T-Bill 0.22%, 01/29/2009 (f)                       29,998,140
 100,000,000      T-Bill 0.38%, 02/05/2009 (f)                       99,995,400
                                                                ---------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
   (COST $434,858,429)                                              434,932,452
                                                                ---------------

   SHARES
------------
               MONEY MARKET FUNDS -- 1.99%
 103,431,247      Dreyfus Treasury Prime
                     Cash Management, 0.33% (g)                     103,431,247
  30,000,000      Fidelity Institutional Money Market Funds -
                     Treasury Only Portfolio, 0.63% (g)              30,000,000
                                                                ---------------
TOTAL MONEY MARKET FUNDS (COST $133,431,247)                        133,431,247
                                                                ---------------
               MISCELLANEOUS INVESTMENTS -- 4.44% (h)
                  (COST $277,173,477)                               297,054,684
                                                                ---------------
TOTAL INVESTMENTS (COST $9,408,682,318) -- 100.14%                6,705,594,905
                                                                ---------------

                  LIABILITIES IN EXCESS OF
                     OTHER ASSETS -- (0.14)%                         (9,455,908)
                                                                ---------------
TOTAL NET ASSETS -- 100.00%                                     $ 6,696,138,997
                                                                ===============

Percentages are stated as a percent of net assets.

(a)   Non-income producing security.

(b)   Affiliated company. See footnote 9.

(c) Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such security is treated as illiquid according to the Fund's liquidity guidelines. The market valued of these securities total $113,192,035, which represents 1.69% of total net assets.

(d)   Variable rate security. The rate shown is as of November 30, 2008.

(e) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Such security is treated as a liquid security according to the Fund's liquidity guidelines. The market value of this security is $1,680,000, which represents 0.02% of total net assets.

(f) Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.

(g)   Annualized based on the 1-day yield as of November 28, 2008.

(h) Represents previously undisclosed securities which the Fund has held for less than one year.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                               STATEMENT OF ASSETS & LIABILITIES
                                                               November 30, 2008
--------------------------------------------------------------------------------

ASSETS
   Investments, at Fair Value:
     Unaffiliated Issuers (Cost -- $5,905,662,346)            $   4,605,124,862
     Affiliated Issuers (Cost -- $3,503,019,972)                  2,100,470,043
                                                              -----------------
       Total Investments, at Fair Value
         (Cost -- $9,408,682,318)                                 6,705,594,905
   Dividends and Interest Receivable                                 43,887,153
   Receivable for Capital Shares Sold                                27,404,173
   Receivable for Investments Sold                                   43,668,408
                                                              -----------------
         Total Assets                                             6,820,554,639
                                                              -----------------
LIABILITIES
   Payable for Capital Shares Redeemed                                3,423,199
   Payable for Investments Purchased                                115,366,889
   Accrued Management Fees                                            5,623,086
   Distributions Payable                                                  2,468
                                                              -----------------
         Total Liabilities                                          124,415,642
                                                              -----------------
NET ASSETS
   Paid-In Capital                                                9,241,967,544
   Accumulated Undistributed Net Investment Income                   28,988,917
   Net Accumulated Realized Gain on Investments and
     Foreign Currency Related Transactions                          128,816,171
   Net Unrealized Depreciation on Investments and
     Foreign Currency Related Transactions                       (2,703,633,635)
                                                              -----------------
NET ASSETS                                                    $   6,696,138,997
                                                              =================
Shares of Common Stock Outstanding* ($0.0001 par value)             319,600,053
                                                              -----------------
Net Asset Value, Offering and Redemption Price Per Share
   ($6,696,138,997 / 319,600,053 shares)                      $           20.95
                                                              =================

* 400,000,000 shares authorized in total.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   FOR THE
                                                              FISCAL YEAR ENDED
                                                              NOVEMBER 30, 2008
                                                              -----------------
INVESTMENT INCOME
   Interest -- Unaffiliated Issuers                           $      25,802,310
   Interest -- Affiliated Issuers                                    16,827,685
   Dividends -- Unaffiliated Issuers (net of $447,152
     in foreign taxes withheld)                                      67,364,194
   Dividends -- Affiliated Issuers (net of $1,038,025
     in foreign taxes withheld)                                       3,902,083
                                                              -----------------
     Total Investment Income                                        113,896,272
                                                              -----------------
EXPENSES
   Management Fees                                                   78,839,088
   Other Expenses                                                       745,454
                                                              -----------------
     Total Expenses                                                  79,584,542
                                                              -----------------
     Net Investment Income                                           34,311,730
                                                              -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Investments
     Unaffiliated Issuers                                           535,148,103
     Affiliated Issuers                                            (401,744,305)
   Net Realized Loss on Foreign Currency Related
     Transactions                                                      (138,558)
   Net Change in Unrealized Depreciation on Investments
     and Foreign Currency Related Transactions                   (3,571,886,756)
                                                              -----------------
     Net Realized and Unrealized Loss on Investments and
       Foreign Currency Related Transactions                     (3,438,621,516)
                                                              -----------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                    $  (3,404,309,786)
                                                              =================

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   FOR THE             FOR THE
                                                              FISCAL YEAR ENDED   FISCAL YEAR ENDED
                                                              NOVEMBER 30, 2008   NOVEMBER 30, 2007
                                                              -----------------   -----------------
CHANGE IN NET ASSETS
FROM OPERATIONS
   Net Investment Income                                      $      34,311,730   $      44,305,617
   Net Realized Gain on Investments and Foreign Currency
      Related Transactions                                          133,265,240          97,108,378
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments and Foreign Currency Related Transactions      (3,571,886,756)        374,820,723
                                                              -----------------   -----------------
   Net Increase (Decrease) in Net Assets from Operations         (3,404,309,786)        516,234,718
                                                              -----------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                            (43,545,867)        (31,045,071)
   Net Realized Capital Gains from Investment Transactions          (98,314,749)        (21,983,878)
                                                              -----------------   -----------------
   Net Decrease in Net Assets from Distributions                   (141,860,616)        (53,028,949)
                                                              -----------------   -----------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from Sale of Shares                                   5,800,468,916       3,089,980,677
   Shares Issued in Reinvestment of Dividends                       134,547,239          50,028,063
   Redemption Fees                                                    2,928,398             606,807
   Cost of Shares Redeemed                                       (2,158,644,498)       (842,269,376)
                                                              -----------------   -----------------
   Net Increase in Net Assets from Shareholder Activity           3,779,300,055       2,298,346,171
                                                              -----------------   -----------------

NET ASSETS
   Net Increase in Net Assets                                       233,129,653       2,761,551,940
   Net Assets at Beginning of Year                                6,463,009,344       3,701,457,404
                                                              -----------------   -----------------
   Net Assets at End of Year                                  $   6,696,138,997   $   6,463,009,344
                                                              =================   =================
   Accumulated Undistributed Net Investment Income            $      28,988,917   $      38,329,330
                                                              =================   =================
SHARES TRANSACTIONS
   Issued                                                           195,768,760          99,777,061
   Reinvested                                                         4,300,008           1,705,696
   Redeemed                                                         (80,548,048)        (27,308,635)
                                                              -----------------   -----------------
   Net Increase in Shares                                           119,520,720          74,174,122
   Shares Outstanding at Beginning of Year                          200,079,333         125,905,211
                                                              -----------------   -----------------
   Shares Outstanding at End of Year                                319,600,053         200,079,333
                                                              =================   =================

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         FOR THE            FOR THE           FOR THE            FOR THE           FOR THE
                                       FISCAL YEAR        FISCAL YEAR       FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
                                          ENDED              ENDED             ENDED              ENDED             ENDED
                                      NOV. 30, 2008      NOV. 30, 2007     NOV. 30, 2006      NOV. 30, 2005     NOV. 30, 2004
                                      -------------      -------------     -------------      -------------     -------------
NET ASSET VALUE, BEGINNING OF YEAR    $       32.30      $       29.40     $       25.45      $       22.36     $       18.08
                                      -------------      -------------     -------------      -------------     -------------
INVESTMENT OPERATIONS
   Net Investment Income                       0.13(1)            0.26(1)           0.31(1)            0.38(1)           0.01
   Net Realized and Unrealized
      Gain/(Loss) on Investments             (10.78)              3.05              4.34               3.31              4.28
                                      -------------      -------------     -------------      -------------     -------------
      Total from Investment
        Operations                           (10.65)              3.31              4.65               3.69              4.29
                                      -------------      -------------     -------------      -------------     -------------
DISTRIBUTIONS
   From Net Investment Income                 (0.22)             (0.24)            (0.22)             (0.07)               --
   From Realized Capital Gains                (0.48)             (0.17)            (0.48)             (0.53)            (0.01)
                                      -------------      -------------     -------------      -------------     -------------
      Total Distributions                     (0.70)             (0.41)            (0.70)             (0.60)            (0.01)
                                      -------------      -------------     -------------      -------------     -------------
NET ASSET VALUE, END OF YEAR          $       20.95      $       32.30     $       29.40      $       25.45     $       22.36
                                      =============      =============     =============      =============     =============

TOTAL RETURN                                 (33.69)%            11.42%            18.71%             16.84%            23.71%
Ratios/Supplemental Data
   Net Assets, End of Year
      (in 000's)                      $   6,696,139      $   6,463,009     $   3,701,457      $   1,440,868     $     235,018
   Ratio of Expenses to Average
      Net Assets:
      Before Expenses Reimbursed               1.01%(3)           1.00%             1.00%              1.00%             1.00%
      After Expenses Reimbursed                1.01%(3)           1.00%             1.00%(2)           1.00%             1.00%
   Ratio of Net Investment Income
      to Average Net Assets                    0.44%              0.85%             1.12%              1.55%             0.05%
   Portfolio Turnover Rate                    81.35%             14.10%            20.27%             37.36%            23.33%

(1)   Based on average shares outstanding.

(2)   Expenses reimbursed represent less than 0.01%.

(3) 0.01% is attributable to shareholder meeting expenses borne by the Fund outside of the normal 1.00% management fee.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                               November 30, 2008
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Fairholme Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board" or the "Directors") to issue 400,000,000 shares of common stock at $.0001 par value. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with the respect to such series. 400,000,000 shares of one series have been allocated, which shares constitute the interests in the The Fairholme Fund (the "Fund"), a non-diversified fund. The Fund's investment objective is to provide long-term growth of capital. Under normal circumstances the Fund seeks to achieve its objective by investing in equity securities of public companies, including but not limited to, common stocks, partnership interests, business trust shares, convertible securities, and rights and warrants to subscribe for the purchase of such equity securities without regard to market capitalization or other categorizations; and holding a focused portfolio of equity securities. The Fund may also invest in "special situations" to achieve its investment objective. "Special situation" investments may include either equity or fixed income investments such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Fairholme Capital Management, L.L.C. (the "Manager") serves as investment adviser to the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are generally valued at the last quoted sale price or using such other valuation methods that the Manager believes would provide a more accurate indication of fair value. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Manager determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Manager, in conformity with guidelines adopted by and subject to review of the Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Manager believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities in addition to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Manager, subject to review of the Directors. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or long-term securities which are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value.

FEDERAL INCOME TAXES: The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS: The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of both contingent assets and liabilities, at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

OTHER: The Fund follows industry practice and accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the constant yield method. Securities denominated in currencies other than U.S. dollars are subject to changes

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

NOTE 3. RELATED PARTY TRANSACTIONS

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager's principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to the Investment Management Agreement, the Company pays a management fee to the Manager for its provision of investment advisory and operating services to the Company. The management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all Fund expenses including, but are not limited to, expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors' fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies, except for commissions and other brokerage fees, taxes, interest, litigation expenses, acquired fund fees and related expenses, and other extraordinary expenses. The Fund paid commissions and other brokerage fees and shared equally with the Manager, as approved by the Board of Directors, in paying expenses related to the recent proxy, but did not incur any additional extraordinory expenses during the period. The Manager earned $78,839,088 for their services during the fiscal year ended November 30, 2008. Certain directors and officers of the Fund are also members and officers of the Manager or its affiliates.

NOTE 4. INVESTMENTS

For the fiscal year ended November 31, 2008, purchases and sales of investment securities, other than short-term investments, aggregated $9,824,879,022, and $5,401,023,368, respectively.

NOTE 5. TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2008 were as follows:

                                                         GROSS           GROSS         NET UNREALIZED
                                                      UNREALIZED       UNREALIZED      APPRECIATION/
                                         COST        APPRECIATION     DEPRECIATION      DEPRECIATION
                                   ---------------   ------------   ---------------   ---------------
The Fairholme Fund                 $ 9,417,415,058   $ 84,945,458   $(2,796,765,611)  $(2,711,820,153)

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

The difference between book basis and tax basis net unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The Fund's tax basis capital gains are determined only at the end of each fiscal year. As of November 30, 2008, the components of distributable earnings on a tax basis were as follows:

                                                 AMOUNT
                                           -----------------
Undistributed Ordinary Income              $      28,988,917
Undistributed Capital Gain                       137,548,911
                                           -----------------
                                           $     166,537,828
                                           =================

NOTE 6. DISTRIBUTION TO SHAREHOLDERS

Ordinary income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions paid by the Fund was as follows:

                                             FOR THE FISCAL      FOR THE FISCAL
                                               YEAR ENDED          YEAR ENDED
                                           NOVEMBER 30, 2008   NOVEMBER 30, 2007
                                           -----------------   -----------------
Distributions paid from:
   Ordinary Income                         $      43,541,824   $      31,045,071
   Short-Term Capital Gain                        48,406,084                  --
   Long-Term Capital Gain                         49,912,708          21,983,878
                                           -----------------   -----------------
                                           $     141,860,616   $      53,028,949
                                           =================   =================

On December 16, 2008, the Fund declared the following distributions, which were payable on December 17, 2008.

                                             DECEMBER 2008
                                           -----------------
Distributions paid from:
   Ordinary Income                         $      33,453,841
   Long-Term Capital Gains                       137,550,970
                                           -----------------
                                           $     171,004,811
                                           =================

NOTE 7. RECLASSIFICATION IN THE CAPITAL ACCOUNT

In accordance with accounting pronouncements, the Fund has recorded a reclassification in the capital account. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

shareholder.   As  of  November  30,  2008,  the  Fund  recorded  the  following reclassification to increase (decrease) the accounts listed below:

                                 UNDISTRIBUTED    ACCUMULATED   CAPITAL PAID IN
                                NET INVESTMENT   NET REALIZED    ON SHARES OF
                                    INCOME        GAIN/(LOSS)     COMMON STOCK
                                --------------   ------------   ---------------
The Fairholme Fund              $     (106,276)  $    134,547   $       (28,271)

NOTE 8. RECENT ACCOUNTING PRONOUNCEMENTS

FASB INTERPRETATION 48

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (December 1, 2007 for the Fund); with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Fund adopted FIN 48 on December 1, 2007. The effect of adopting FIN 48 for the Fund does not have a material impact on the Fund's financial statements.

FASB INTERPRETATION 157

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007. The Fund adopted SFAS No. 157 on December 1, 2007. Adoption of SFAS No. 157 had no material impact on the Fund's financial statements other than enhanced disclosure.

FAS 157 -- SUMMARY OF FAIR VALUE EXPOSURE AT NOVEMBER 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- Quoted prices in active markets for identical securities.

Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's investments carried at fair value:

                                               Level 1 -            Level 2 -         Level 3 -
                                           Quoted prices in        Significant       Significant
                                            active markets      other observable    unobservable
Description                  Total       for identical assets         inputs           inputs
------------------------------------------------------------------------------------------------
Assets:
   Investments
      Affiliated
      Issuers           $2,100,470,043      $ 1,532,664,470     $    567,805,573        $ --
      Unaffiliated
      Issuers            4,605,124,862        4,166,576,312          438,548,550(a)     $ --
                        ------------------------------------------------------------------------
Total                   $6,705,594,905      $ 5,699,240,782     $  1,006,354,123        $ --

(a) $434,932,452 represents U.S. Treasury Bills.

FASB INTERPRETATION 161

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. The provisions are effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

NOTE 9. TRANSACTIONS IN SHARES OF AFFILIATES*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Fund as of November 30, 2008 amounted to $2,100,470,043 representing 31.37% of net assests. Transactions in the Fund during the fiscal year ended November 30, 2008 in which the issuer as an "affiliated person" are as follows:

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

                                                                                                                         GROSS
                                                        NOVEMBER 30, 2007                  GROSS ADDITIONS             DEDUCTIONS
                                                 --------------------------------  -------------------------------  ---------------
                                                    SHARES/                           SHARES/                           SHARES/
                                                   PAR VALUE           COST          PAR VALUE          COST           PAR VALUE
                                                 --------------   ---------------  -------------   ---------------  ---------------
AmeriCredit Corp.(a)(d)                                      --   $            --     16,692,000   $   199,228,670               --
Ensign Energy Services, Inc.                         12,379,200       222,800,507        409,800         5,084,942        1,174,300
Forest Laboratories, Inc.(a)                                 --                --     16,556,100       546,918,488               --
Hertz Global Holdings, Inc.(a)                               --                --     18,630,100       127,456,844               --
IDT Corp.(a)(b)(c)                                    1,467,700        16,285,321        461,800         2,562,637        1,929,500
IDT Corp. - Class B(a)(b)(c)                          5,856,000        68,023,827             --                --        5,856,000
Mohawk Industries(b)(c)                               3,598,953       282,807,216      3,263,700       222,939,020        6,862,653
Mueller Water Products - Class A(c)                          --                --        360,200         3,340,390          360,200
Mueller Water Products - Class B                      8,531,000       124,268,214        367,600         3,473,600        1,912,700
Mylan, Inc.(a)(b)(c)                                         --                --     23,176,200       264,156,938       23,176,200
Sears Holdings Corp.(a)                               3,705,371       474,696,729      8,528,500       722,460,569          994,200
The St. Joe Co.(a)                                           --                --     10,977,100       357,698,815        1,322,400
United Rentals, Inc.(a)                                      --                --     11,503,300       206,687,124        3,211,482
USG Corp.(b)(c)                                       5,038,200       218,731,408      2,079,900        70,909,130        7,118,100
WellCare Health Plans, Inc.(a)                        4,067,000       143,334,944         78,200         3,206,428               --
AmeriCredit Corp.(a)(d)
   8.500%, 7/1/15                                $           --                --  $ 152,024,000       119,569,020  $            --
AmeriCredit Automobile Receivable Trust(a)(d)
   10.750%, 4/6/15                               $           --                --  $  50,645,000        44,187,652  $            --
AmeriCredit Automobile Receivable Trust(a)(d)
   13.150%, 4/6/15                               $           --                --  $  72,581,000        69,039,652  $            --
Sear Roebuck Acceptance Corp.(a)
   6.250%, 5/1/09                                $           --                --  $   5,000,000         4,756,825  $            --
The Hertz Corp.(a)
   8.875%, 1/1/14                                $           --                --  $ 161,075,000       120,406,979  $            --
United Rentals, Inc.(a)
   7.750%, 11/15/13                              $           --                --  $ 248,686,000       205,672,726  $            --
United Rentals, Inc.(a)
   6.500%, 2/15/12                               $           --                --  $  15,100,000        11,192,125  $            --
WellCare Traunche(a)
   Loan 5.500%, 5/13/09                          $           --                --  $  98,964,870        95,908,576  $            --
                                                                  ---------------                  ---------------
Total                                                             $ 1,550,948,166                  $ 3,406,857,150
                                                                  ===============                  ===============

  * As a result of the Fund's beneficial ownership of the voting stock of these companies, it may be deemed that the Fund is an affiliate of the respective issuers, as required by the 1940 Act.

(a)   Company was not an "affiliated company" at November 30, 2007.

(b)   Company is no longer an "affiliated company" at November 30, 2008.

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

                                          GROSS
                                        DEDUCTIONS          NOVEMBER 30, 2008
                                     ---------------  ------------------------------
                                                         SHARES/                                          REALIZED      INVESTMENT
                                          COST          PAR VALUE         COST         MARKET VALUE      GAIN (LOSS)      INCOME
                                     ---------------  -------------  ---------------  ---------------  --------------  ------------
AmeriCredit Corp.(a)(d)              $            --     16,692,000  $   199,228,670  $   122,686,200  $           --  $         --
Ensign Energy Services, Inc.              25,809,184     11,614,700      202,076,265      136,731,672      (2,446,311)    3,291,966
Forest Laboratories, Inc.(a)                      --     16,556,100      546,918,488      400,326,498              --            --
Hertz Global Holdings, Inc.(a)                    --     18,630,100      127,456,844       65,019,049              --            --
IDT Corp.(a)(b)(c)                        18,847,958             --               --               --     (17,490,034)           --
IDT Corp. - Class B(a)(b)(c)              68,023,827             --               --               --     (62,343,289)           --
Mohawk Industries(b)(c)                  505,746,236             --               --               --    (164,563,452)           --
Mueller Water Products - Class A(c)        3,340,390             --               --               --        (235,905)       10,661
Mueller Water Products - Class B          28,618,991      6,985,900       99,122,823       41,426,387     (15,223,069)      599,456
Mylan, Inc.(a)(b)(c)                     264,156,938             --               --               --      15,918,539            --
Sears Holdings Corp.(a)                  141,066,909     11,239,671    1,056,090,389      407,438,074     (87,579,896)           --
The St. Joe Co.(a)                        47,077,577      9,654,700      310,621,238      254,980,627       4,378,957            --
United Rentals, Inc.(a)                   62,456,796      8,291,818      144,230,328       66,914,971       8,195,808            --
USG Corp.(b)(c)                          289,640,538             --               --               --     (80,355,653)           --
WellCare Health Plans, Inc.(a)                    --      4,145,200      146,541,372       37,140,992              --            --
AmeriCredit Corp.(a)(d)
   8.500%, 7/1/15                                 --  $ 152,024,000      119,569,020      110,977,520              --     4,933,803
AmeriCredit Automobile Receivable
   Trust(a)(d)
   10.750%, 4/6/15                                --  $  50,645,000       44,187,652       44,167,504              --        96,421
AmeriCredit Automobile Receivable
   Trust(a)(d)
   13.150%, 4/6/15                                --  $  72,581,000       69,039,652       69,024,531              --       145,534
Sear Roebuck Acceptance Corp.(a)
   6.250%, 5/1/09                                 --  $   5,000,000        4,756,825        4,703,525              --        29,742
The Hertz Corp.(a)
   8.875%, 1/1/14                                 --  $ 161,075,000      120,406,979       83,154,969              --     2,028,609
United Rentals, Inc.(a)
   7.750%, 11/15/13                               --  $ 248,686,000      205,672,726      149,211,600              --     9,356,804
United Rentals, Inc.(a)
   6.500%, 2/15/12                                --  $  15,100,000       11,192,125       10,570,000              --       197,309
WellCare Traunche(a)
   Loan 5.500%, 5/13/09                           --  $  98,964,870       95,908,576       95,995,924              --        39,463
                                     ---------------                 ---------------  ---------------  --------------  ------------
Total                                $ 1,454,785,344                 $ 3,503,019,972  $ 2,100,470,043  $ (401,744,305) $ 20,729,768
                                     ===============                 ===============  ===============  ==============  ============

(c)   Security is no longer held in the portfolio at November 30, 2008.

(d) Company is considered an "affiliated company" due to Bruce R. Berkowitz being a member of the company's Board of Directors.

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

NOTE 10. INDEMNIFICATIONS

Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provided general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Fairholme Fund:

We have audited the accompanying statement of assets and liabilities of The Fairholme Fund (the "Fund"), including the schedule of investments, as of November 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Fairholme Fund as of November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
January 16, 2009

THE FAIRHOLME FUND
================================================================================
                                                          ADDITIONAL INFORMATION
                                                               November 30, 2008
--------------------------------------------------------------------------------

BOARD OF DIRECTORS (UNAUDITED)

The Board of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Manager, subject to the Bylaws of the Company and review by the Board. The Directors, including those Directors who are also officers of the Company, are listed below.

----------------------------------------------------------------------------------------------------------------------------------
                          POSITION(S)                              PRINCIPAL            FUNDS                  OTHER
                              HELD       TERM OF OFFICE          OCCUPATION(S)        OVERSEEN             DIRECTORSHIPS
      NAME, AGE             WITH THE       & LENGTH OF            DURING PAST            BY                   HELD BY
      & ADDRESS+            COMPANY       TIME SERVED**             5 YEARS           DIRECTOR               DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Bruce R. Berkowitz*       Director,     Mr. Berkowitz        Managing Member,            1       Director, TAL International
Age 50                    President     has served as a      Fairholme Capital                   Group, Inc.; Director, White
                                        Director of the      Management, LLC, a                  Mountains Insurance Group, Ltd.;
                                        Company since        registered investment               Director, AmeriCredit Corp.
                                        its inception on     adviser, since
                                        December 29,         October 1997.
                                        1999.
----------------------------------------------------------------------------------------------------------------------------------
Cesar L. Alvarez, Esq.*   Director      Mr. Alvarez has      Chief Executive             1       Chairman, Board of Directors,
Age 61                                  served as a          Officer of Greenberg                Mednax, Inc.; Co-Leading
                                        Director of the      Traurig, P.A. since                 Director, Watsco, Inc.;
                                        Company since        1997.                               Director, Intrexon Corporation;
                                        May 19, 2008.                                            Director, Texpack, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Charles M. Fernandez*     Director,     Mr. Fernandez        President, Fairholme        1       Director, Lakeview Health
Age 46                    Vice          has served as a      Capital Management,                 Systems, LLC
                          President     Director of the      LLC since November
                                        Company since        2008; Chief Operating
                                        November 6, 2008.    Officer, Fairholme
                                                             Capital Management,
                                                             LLC from 2007 to
                                                             2008; President,
                                                             Lakeview Health
                                                             Systems, LLC from
                                                             2003 until 2007.
----------------------------------------------------------------------------------------------------------------------------------
Terry L. Baxter           Independent   Mr. Baxter has       Retired. Prior              1       Director, Main Street America
Age 63                    Director      served as a          thereto from 1993 to                Group.
                                        Director of the      2002, President, Fund
                                        Company since        American Enterprises;
                                        May 19, 2008.        Chairman of the
                                                             Board, Source One
                                                             Mortgage Services
                                                             Corp.; and President
                                                             of White Mountain
                                                             Holdings.
----------------------------------------------------------------------------------------------------------------------------------

 * Mr. Berkowitz, Mr. Fernandez and Mr. Alvarez are each an affiliated person as defined in the 1940 Act of the Company because of their affiliation with the manager.

**    Each Director serves for an indefinite term.

 + Unless otherwise indicated, the address of each Director of the Company is 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137

THE FAIRHOLME FUND
================================================================================
                                              ADDITIONAL INFORMATION (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

BOARD OF DIRECTORS (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)                                  PRINCIPAL           FUNDS                  OTHER
                             HELD          TERM OF OFFICE           OCCUPATION(S)       OVERSEEN             DIRECTORSHIPS
      NAME, AGE            WITH THE          & LENGTH OF             DURING PAST           BY                   HELD BY
      & ADDRESS+           COMPANY          TIME SERVED**              5 YEARS          DIRECTOR               DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Howard S. Frank         Independent     Mr. Frank has          Vice Chairman and           1       Director, Steamship Mutual
Age 67                  Director        served as a            Chief Operating                     Trust; Vice Chairman, New World
                                        Director of the        Officer, Carnival                   Symphony
                                        Company since          Corporation & plc.
                                        May 7, 2007.
------------------------------------------------------------------------------------------------------------------------------------
Avivith Oppenheim,      Independent     Ms. Oppenheim          Attorney-at-Law.            1       None
Esq.                    Director        has served as a
Age 58                                  Director of the
                                        Company since
                                        its inception on
                                        December 29,
                                        1999.
------------------------------------------------------------------------------------------------------------------------------------
Leigh Walters, Esq.     Independent     Mr. Walters has        Vice-President and          1       Director, Valcor Engineering
Age 62                  Director        served as a            Director, Valcor                    Corporation
                                        Director of the        Engineering
                                        Company since          Corporation.
                                        its inception on       Attorney-at-Law.
                                        December 29,
                                        1999.
------------------------------------------------------------------------------------------------------------------------------------

 * Mr. Berkowitz, Mr. Fernandez and Mr. Alvarez are each an affiliated person as defined in the 1940 Act of the Company because of their affiliation with the manager.

**    Each Director serves for an indefinite term.

 + Unless otherwise indicated, the address of each Director of the Company is 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137

THE FAIRHOLME FUND
================================================================================
                                              ADDITIONAL INFORMATION (Continued)
                                                               November 30, 2008
--------------------------------------------------------------------------------

PROXY VOTING POLICIES, PROCEDURES AND RECORDS (UNAUDITED)

The Company has adopted policies and procedures which provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund's portfolio. These policies, procedures and records for the twelve month period ended June 30, 2008 are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI, 53201-0701, by calling shareholder services toll free at 1-866-202-2263, or by visiting the Company's website at www.fairholmefunds.com. The Company's proxy voting policies, procedures, and records may also be obtained by visiting the Securities and Exchange Commission website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q FILING (UNAUDITED)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Fairholme Fund files Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fairholme Fund Forms N-Q will be available on the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SHAREHOLDER TAX INFORMATION (UNAUDITED)

The Fairholme Fund designated $49,907,768 (35.18%) of total distributions paid during the fiscal year ended November 30, 2008, as net capital gain distributions eligible for long-term capital gain rates for individual shareholders.

The information below is reported from the Fund's fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their own tax advisors.

Please note that, for the fiscal year ended November 30, 2008, the respective percentages of ordinary income distributions paid by the Fairholme Fund which consist of qualified dividend income for individuals, are as follows:

                     DISTRIBUTION PERIOD         PERCENTAGE
                     -------------------         ----------
                       December, 2008               100%

BOARD OF DIRECTORS

CESAR L. ALVAREZ, ESQ.
TERRY L. BAXTER
BRUCE R. BERKOWITZ
CHARLES M. FERNANDEZ
HOWARD S. FRANK
AVIVITH OPPENHEIM, ESQ.
LEIGH WALTERS, ESQ.

OFFICERS

BRUCE R. BERKOWITZ, PRESIDENT
CHARLES M. FERNANDEZ, VICE PRESIDENT
LARRY S. PITKOWSKY, VICE PRESIDENT
CAROLYN M. ZEGEER, ESQ., SECRETARY
TIMOTHY K. BIEDRZYCKI, TREASURER
PAUL R. THOMSON, CHIEF COMPLIANCE OFFICER

INVESTMENT MANAGER

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.
4400 BISCAYNE BLVD.
MIAMI, FL 33137
305-358-3000

DIVIDEND PAYING AGENT
TRANSFER AGENT

US BANCORP FUND SERVICES, LLC
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202-5207

CUSTODIAN

US BANK, NA
1555 NORTH RIVER CENTER DRIVE, SUITE 302
MILWAUKEE, WI 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
1700 MARKET STREET
PHILADELPHIA, PA 19103

LEGAL COUNSEL

SEWARD & KISSEL, LLP
1200 G STREET, NW
WASHINGTON, DC 20005

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FAIRHOLME FUND. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUND ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC.

ITEM 2. CODE OF ETHICS.
-----------------------

(a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d) The registrant's Code of Ethics for Principle Executive and Senior Financial Officers is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Howard Frank is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the last two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. "Other services" provided by the principal accountant were $0. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

        -----------------------------------------------------------
                                    FYE 11/30/2008   FYE 11/30/2007
        -----------------------------------------------------------
        Audit Fees                      $ 42,00         $ 42,500
        Audit-Related Fees              $     0         $      0
        Tax Fees                        $ 8,275         $  7,875
        All Other Fees                  $     0         $      0
        -----------------------------------------------------------

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services to the registrant, including services provided to any entity affiliated with the registrant. All of the amounts for Audit Fees, Audit-

Related Fees and Tax Fees in the above table are for services pre-approved by the registrant's audit committee. For the most recent fiscal year, all of the principal accountant's hours expended on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, not including any sub-adviser) for the last two fiscal years. The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

        ------------------------------------------------------------------
        Non-Audit Related Fees             FYE 11/30/2008   FYE 11/30/2007
        ------------------------------------------------------------------
        Registrant                             $1,063             $0
        Registrant's Investment Adviser        $    0             $0
        ------------------------------------------------------------------

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(A) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable

      (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 are attached hereto.

      (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 is attached hereto.

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

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) Fairholme Funds, Inc.
                   ---------------------
                                /s/ Bruce R. Berkowitz
      By (Signature and Title)*__________________________________
                                 Bruce R. Berkowitz, President
                 2/2/2009
      Date ______________________________________________________

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
                                /s/ Bruce R. Berkowitz
      By (Signature and Title)*__________________________________
                                 Bruce R. Berkowitz, President
                2/2/2009
      Date ______________________________________________________

                                /s/ Timothy K. Biedrzycki
      By (Signature and Title)*__________________________________
                                Timothy K. Biedrzycki, Treasurer
                2/2/2009
      Date ______________________________________________________

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.

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